Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
The following table presents information about the Company’s assets and liabilities measured at fair value as of June 30, 2020 and December 31, 2019, aggregated by the level in the fair value hierarchy within which those instruments fall.

(In thousands)	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
June 30, 2020
Derivative assets, at fair value	$—	$74	$—	$74
Derivative liabilities, at fair value	—	44,971	—	44,971

December 31, 2019
Derivative assets, at fair value	$—	$392	$—	$392
Derivative liabilities, at fair value	—	5,305	—	5,305

Fair Value, by Balance Sheet Grouping
The fair values of the Company’s remaining financial instruments that are not reported at fair value on the consolidated balance sheets are reported below:

		June 30, 2020		December 31, 2019
(In thousands)	Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Gross mortgage notes payable and mortgage premium and discounts, net	3	$550,937	$538,077	$537,533	$545,414
Credit Facility	3	$345,618	$341,617	$250,618	$250,618
Fannie Mae Master Credit Facilities	3	$359,322	$349,885	$359,322	$370,122